Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Schedule of Each Strategy of Nominal Value and Fair Value Adjustments of Hedge Instruments and Book Value of Hedged Item
The table below presents, for each strategy, the notional amount and the fair value adjustments of hedge instruments and the book value of the hedged item:

	12/31/2021			12/31/2020
	Hedge instruments		Hedged item	Hedge instruments		Hedged item
Strategies	Notional amount	Fair value adjustments	Book Value	Notional amount	Fair value adjustments	Book Value
Hedge of deposits and repurchase agreements	39,136	86	39,142	103,407	158	103,407
Hedge of highly probable forecast transactions	3,508	185	3,508	1,314	(105)	1,314
Hedge of net investment in foreign operations	13,888	3,407	9,646	24,619	2,208	15,277
Hedge of loan operations (Fair value)	8,890	(28)	8,890	9,205	(423)	9,205
Hedge of loan operations (Cash flow)	131	1	131	316	15	327
Hedge of funding (Fair value)	11,051	(388)	11,051	10,200	1,390	10,200
Hedge of funding (Cash flow)	5,779	30	5,749	1,996	(11)	2,007
Hedge of assets transactions	8,213	(409)	8,621	5,743	66	5,673
Hedge of asset-backed securities under repurchase agreements	39,962	50	40,526	31,417	(11)	29,533
Hedge of assets denominated in UF	14,683	(127)	14,558	16,677	(1)	16,674
Hedge of securities at fair value through other comprehensive income	3,220	206	3,187	10,383	(226)	10,192

Total		3,013			3,060

Breakdown by Maturity of Hedging Strategies
The table below shows the breakdown by maturity of the hedging strategies:

	12/31/2021
	0-1 ano	1-2 anos	2-3 anos	3-4 anos	4-5 anos	5-10 anos	Acima de 10 anos	Total
Hedge of deposits and repurchase agreements	1,284	9,453	14,221	7,313	5,332	1,533	—	39,136
Hedge of highly probable forecast transactions	3,508	—	—	—	—	—	—	3,508
Hedge of net investment in foreign operations (*)	13,888	—	—	—	—	—	—	13,888
Hedge of loan operations (Fair value)	3,377	1,522	797	838	809	1,547	—	8,890
Hedge of loan operations (Cash flow)	131	—	—	—	—	—	—	131
Hedge of funding (Fair value)	1,206	1,072	302	273	2,920	3,916	1,362	11,051
Hedge of funding (Cash flow)	2,147	3,632	—	—	—	—	—	5,779
Hedge of assets transactions	2,198	—	6,015	—	—	—	—	8,213
Hedge of asset-backed securities under repurchase agreements	2,322	14,963	8,976	13,098	—	603	—	39,962
Hedge of assets denominated in UF	10,148	4,535	—	—	—	—	—	14,683
Hedge of securities at fair value through other comprehensive income	—	453	56	1,692	26	993	—	3,220

Total	40,209	35,630	30,367	23,214	9,087	8,592	1,362	148,461

	12/31/2020
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	over 10 years	Total
Hedge of deposits and repurchase agreements	70,200	9,077	13,059	5,504	4,848	719	—	103,407
Hedge of highly probable forecast transactions	1,314	—	—	—	—	—	—	1,314
Hedge of net investment in foreign operations (*)	24,619	—	—	—	—	—	—	24,619
Hedge of loan operations (Fair value)	2,999	1,793	1,297	447	898	1,771	—	9,205
Hedge of loan operations (Cash flow)	212	104	—	—	—	—	—	316
Hedge of funding (Fair value)	213	657	549	176	581	5,448	2,576	10,200
Hedge of funding (Cash flow)	1,765	27	204	—	—	—	—	1,996
Hedge of assets transactions	3,604	2,139	—	—	—	—	—	5,743
Hedge of asset-backed securities under repurchase agreements	22,186	2,297	6,130	—	804	—	—	31,417
Hedge of assets denominated in UF	15,400	1,277	—	—	—	—	—	16,677
Hedge of securities at fair value through other comprehensive income	5,876	1,382	10	—	719	2,396	—	10,383

Total	148,388	18,753	21,249	6,127	7,850	10,334	2,576	215,277

(*)	Classified as current, since instruments are frequently renewed.

Schedule of the Effect of Hedge Accounting on the Financial Position and Performance
The effects of hedge accounting on the financial position and performance of ITAÚ UNIBANCO HOLDING are presented below:

	12/31/2021
	Hedge Item					Hedge Instruments (2)
							Variation in fair
					Variation in fair value		value used to
	Book Value (1)		Fair value		recognized in	Notional	calculate hedge
Strategies	Assets	Liabilities	Assets	Liabilities	income	amount	ineffectiveness
Interest rate risk
Hedge of loan operations	8,890	—	8,917	—	27	8,890	(28)
Hedge of funding	—	11,051	—	10,661	390	11,051	(388)
Hedge of securities at fair value through other comprehensive income	3,187	—	2,976	—	(211)	3,220	206

Total	12,077	11,051	11,893	10,661	206	23,161	(210)

	12/31/2020
	Hedge Item					Hedge Instruments (2)
	Book Value (1)		Fair value		Variation in fair value recognized in income	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
Strategies	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of loan operations	9,205	—	9,616	—	411	9,205	(423)
Hedge of funding	—	10,200	—	11,591	(1,391)	10,200	1,390
Hedge of securities at fair value through other comprehensive income	10,192	—	10,412	—	220	10,383	(226)

Total	19,397	10,200	20,028	11,591	(760)	29,788	741

(1)	Amounts recorded under heading Deposits, Securities, Funds from Interbank Markets and Loan and Lease Operations.
(2)	Comprises the amount of R$ 6,422 (R$ 4,915 at 12/31/2020) related to instruments exposed by the change in reference interest rates - IBORs.

Fair value hedge [Member]
Statement [Line Items]
Summary of Hedge Accounting

	12/31/2021
	Notional amount	Book value (1)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities
Interest rate risk
Swap	23,161	2	5,428	(210)	(4)

Total	23,161	2	5,428	(210)	(4)

	12/31/2020
	Notional amount	Book value (1)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities
Interest rate risk
Swap	29,788	2,871	5,812	741	(19)

Total	29,788	2,871	5,812	741	(19)

(1)	Amounts recorded under heading Derivatives.

Hedges of net investment in foreign operations [member]
Statement [Line Items]
Summary of Hedge Accounting

	12/31/2021
				Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency convertion reserve into income

	Notional amount	Book Value (*)
Hedge instruments		Assets	Liabilities
Foreign exchange risk
Futures	2,126	286	—	(3,252)	(3,241)	(11)	—
Futures / NDF - Non Deliverable	6,000	208	—	(3,502)	(3,529)	27	—
Futures / Financial Assets	5,762	6,566	3,653	(7,934)	(7,931)	(3)	—

Total	13,888	7,060	3,653	(14,688)	(14,701)	13	—

	12/31/2021
				Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency convertion reserve into income

	Notional amount	Book Value (*)
Hedge instruments		Assets	Liabilities
Foreign exchange risk
Futures	5,052	—	31	(3,844)	(3,836)	(8)	—
Futures / NDF - Non Deliverable	15,196	445	—	(8,006)	(7,993)	(13)	—
Futures / Financial Assets	4,371	4,556	2,762	(2,751)	(2,769)	18	—

Total	24,619	5,001	2,793	(14,601)	(14,598)	(3)	—

(*)	Amounts recorded under heading Derivatives.

Cash flow hedges [member]
Statement [Line Items]
Summary of Hedge Accounting

	12/31/2021
	Notional	Book Value (*)		Variations in fair value used to calculate hedge	Variation in value recognized in Other comprehensive	Hedge ineffectiveness recognized in	Amount reclassified from Cash flow hedge
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	income	income	reserve to income
Interest rate risk
Futures	87,311	144	—	(1,035)	(1,030)	(5)	(13)
Swap	20,593	5,749	14,688	(96)	(97)	1	—
Foreign exchange risk
Futures	3,508	—	3,665	185	185	—	—

Total	111,412	5,893	18,353	(946)	(942)	(4)	(13)

	12/31/2020
	Notional	Book Value (*)		Variations in fair value used to calculate hedge	Variation in value recognized in Other comprehensive	Hedge ineffectiveness recognized in	Amount reclassified from Cash flow hedge
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	income	income	reserve to income
Interest rate risk
Futures	140,567	146	—	(1,664)	(1,660)	(4)	(381)
Swap	18,989	2,007	17,006	3	(2)	5	—
Foreign exchange risk
Futures	1,314	5	298	(105)	(105)	—	—

Total	160,870	2,158	17,304	(1,766)	(1,767)	1	(381)

(*)	Amounts recorded under heading Derivatives.

Schedule of Each Strategy of Nominal Value and Fair Value Adjustments of Hedge Instruments and Book Value of Hedged Item

		12/31/2021
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other	Cash flow hedge	Notional	Variation in fair value used to calculate hedge
Strategies	Heading	Assets	Liabilities	comprehensive income	reserve	Amount	ineffectiveness
Interest rate risk
Hedge of deposits and repurchase agreements	Securities purchased under agreements to resell	—	39,142	1,065	1,065	39,136	1,072
Hedge of assets transactions	Loans and lease operations and Securities	8,621	—	(409)	(409)	8,213	(409)
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	40,526	—	(1,686)	(1,686)	39,962	(1,698)
Hedge of loan operations	Loans and lease operations	131	—	—	—	131	1
Hedge of funding	Deposits	—	5,749	30	30	5,779	30
Hedge of assets denominated in UF	Securities	14,558	—	(127)	(127)	14,683	(127)
Foreign exchange risk
Hedge of highly probable forecast transactions		3,508	—	185	740	3,508	185

Total		67,344	44,891	(942)	(387)	111,412	(946)

		12/31/2020
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other	Cash flow hedge	Notional	Variation in fair value used to calculate hedge
Strategies	Heading	Assets	Liabilities	comprehensive income	reserve	Amount	ineffectiveness
Interest rate risk
Hedge of deposits and repurchase agreements	Securities purchased under agreements to resell	—	103,407	(2,423)	(2,458)	103,407	(2,429)
Hedge of assets transactions	Loans and lease operations and Securities	5,673	—	66	66	5,743	66
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	29,533	—	697	697	31,417	699
Hedge of loan operations	Loans and lease operations	327	—	12	12	316	15
Hedge of funding	Deposits	—	2,007	(10)	(10)	1,996	(11)
Hedge of assets denominated in UF	Securities	16,674	—	(4)	(4)	16,677	(1)
Foreign exchange risk
Hedge of highly probable forecast transactions		1,314	—	(105)	148	1,314	(105)

Total		53,521	105,414	(1,767)	(1,549)	160,870	(1,766)

investment abroad designated as hedged item [Member]
Statement [Line Items]
Summary of Hedge Accounting
Instead, ITAÚ UNIBANCO HOLDING uses the Dollar Offset Method, which is based on a comparison of the change in fair value (cash flow) of the hedging instrument, attributable to changes in the exchange rate and the gain (loss) arising from variations in exchange rates on the amount of investment abroad designated as the object of the hedge.

	12/31/2021
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other	Foreign currency	Notional	Variation in fair value used to calculate hedge
Strategies	Assets	Liabilities	comprehensive income	convertion reserve	amount	ineffectiveness
Foreign exchange risk
Hedge of net investment in foreign operations (1)	9,646	—	(14,701)	(14,701)	13,888	(14,688)

Total	9,646	—	(14,701)	(14,701)	13,888	(14,688)

	12/31/2020
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other	Foreign currency	Notional	Variation in fair value used to calculate hedge
Strategies	Assets	Liabilities	comprehensive income	convertion reserve	amount	ineffectiveness
Foreign exchange risk
Hedge of net investment in foreign operations (1)	15,277	—	(14,598)	(14,598)	24,619	(14,601)

Total	15,277	—	(14,598)	(14,598)	24,619	(14,601)

(1)	Hedge instruments consider the gross tax position.
(2)	Amounts recorded under heading Derivatives.